Offerings	Feb. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares par value CAD0.0001 per share
Maximum Aggregate Offering Price	$ 23,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,272.97
Offering Note	This estimate is made pursuant to Rule 457(o) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee. Includes shares that may be purchased by the underwriters pursuant to their option to purchase additional shares to cover over-allotment, if any.

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional shares of common share that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares par value CAD0.0001 per share
Maximum Aggregate Offering Price	$ 13,800,000.00
Amount of Registration Fee	$ 1,905.78
Offering Note	This estimate is made pursuant to Rule 457(o) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee. Includes shares that may be purchased by the underwriters pursuant to their option to purchase additional shares to cover over-allotment, if any.

In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional shares of common share that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.